Stockholders' Equity - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Stockholders' equity
Warrants Outstanding, Beginning balance	461,097	2,861,096
Warrants Issued
Warrants Exercised		(2,399,999)
Warrants Expired/Cancelled	(133,332)
Warrants Outstanding, Ending balance	327,765	461,097